Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions	Provisions

	Legal contingencies	Other	Total
	(in € millions)
Carrying amount at January 1, 2023	10	19	29
Charged/(credited) to the consolidated statement of operations:
Additional provisions	4	12	16
Reversal of unutilized amounts	(2)	(8)	(10)
Exchange differences	1	—	1
Utilized	(2)	(10)	(12)
Carrying amount at December 31, 2023	11	13	24
Charged/(credited) to the consolidated statement of operations:
Additional provisions	7	3	10
Reversal of unutilized amounts	(2)	(3)	(5)
Exchange differences	—	1	1
Utilized	—	(2)	(2)
Carrying amount at December 31, 2024	16	12	28
As at December 31, 2023
Current portion	11	10	21
Non-current portion	—	3	3
As at December 31, 2024
Current portion	16	9	25
Non-current portion	—	3	3
Legal contingencies
Various legal actions, proceedings, and claims are pending or may be instituted or asserted against the Group. The results of such legal proceedings are difficult to predict and the extent of the Group’s financial exposure is difficult to estimate. The Group records a provision for contingent losses when it is both probable that a liability has been incurred, and the amount of the loss can be reasonably estimated.
As of April 2019, Spotify USA Inc.’s settlement of the Ferrick et al. v. Spotify USA Inc., No. 1:16-cv-8412-AJN (S.D.N.Y.), putative class action lawsuit, which alleged that Spotify USA Inc. unlawfully reproduced and distributed musical compositions without obtaining licenses, was final and effective. Even with the effectiveness of the settlement, we may still be subject to claims of copyright infringement by rights holders who have purported to opt out of the settlement or who may not otherwise be covered by its terms. The Music Modernization Act of 2018 contains a limitation of liability with respect to such lawsuits filed on or after January 1, 2018. Rights holders may, nevertheless, file lawsuits, and may argue that they should not be bound by this limitation of liability. For example, in August 2019, the Eight Mile Style, LLC et al v. Spotify USA Inc., No. 3:19-cv-00736-AAT, lawsuit was filed against Spotify USA Inc. in the U.S. District Court for the Middle District of Tennessee, alleging both that Spotify USA Inc. does not qualify for the limitation of liability in the Music Modernization Act and that the limitation of liability is unconstitutional and, thus, not valid law. In August 2024, the court granted partial summary judgment for Spotify USA Inc. against Eight Mile Style, LLC, holding that all of Eight Mile Style’s claims are barred. Eight Mile Style has filed a notice of appeal.
Other
The Group has indirect tax provisions that relate primarily to potential non-income tax obligations in various jurisdictions. The Group recognizes provisions for claims or indirect taxes when it determines that an unfavorable outcome is probable and the amount of loss can be reasonably estimated.
The Group also recognizes provisions for onerous contracts where the unavoidable cost of meeting the obligations exceeds the expected revenue.
Additionally, the Group has obligations under lease agreements to return the leased assets to their original condition. An obligation to return the leased asset to their original condition upon expiration of the lease is accounted for as asset retirement obligations. The obligations are expected to be settled at the end of the lease terms.